Related Party Transactions (Details) - Schedule of Due from to Related Parties - Related Party [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Due from related parties:
Due from related parties:	$ 391,271	$ 377,642
Due to related parties:
Due to related parties:	24,889	66,884
UniDev [Member]
Due from related parties:
Due from related parties:	201,908	44,341
Due to related parties:
Due to related parties:	19,445	33,727
Fuson [Member]
Due from related parties:
Due from related parties:	189,363	3,887
EMIT [Member]
Due from related parties:
Due from related parties:		226,421
Due to related parties:
Due to related parties:		27,616
Beijing Bright [Member]
Due from related parties:
Due from related parties:		102,993
MCT [Member]
Due to related parties:
Due to related parties:	$ 5,444	$ 5,541